     As filed with the Securities and Exchange Commission on March 6, 2017

                                                            File Nos. 333-200323
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 4                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 622                            [X]


                        (Check Appropriate Box or Boxes)



                         Brighthouse Separate Account A

                           (Exact Name of Registrant)



                       Brighthouse Life Insurance Company

                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (212) 578-9500


                    (Name and Address of Agent for Service)

                              Eric T. Steigerwalt
                                   President

                       Brighthouse Life Insurance Company

                        11225 North Community House Road
                              Charlotte, NC 28277


                                   COPIES TO:

                                W. Thomas Conner
                                 Reed Smith LLP
                              1301 K Street, N.W.
                            Suite 1100 - East Tower
                          Washington, D.C. 20005-3373



                 Approximate Date of Proposed Public Offering:


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[ ]    on (date) pursuant to paragraph (b) of Rule 485.

[X]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

This registration statement incorporates by reference the prospectus dated May 1, 2016 included in Post-Effective Amendment No. 3/Amendment No. 605 to the registration statement on Form N-4 (File Nos. 333-200323/811-03365) filed on April 13, 2016 pursuant to paragraph (b) of Rule 485.

This registration statement incorporates by reference the supplement dated July 1, 2016 to the prospectus dated May 1, 2016 (File Nos. 333-200323/811-03365)
filed on July 5, 2016, pursuant to Rule 497.

This registration statement incorporates by reference the supplement dated December 31, 2016 to the prospectus dated May 1, 2016 (File Nos.
333-200323/811-03365) filed on January 3, 2017 pursuant to Rule 497.

     METLIFE INSURANCE COMPANY USA/1/        METROPOLITAN LIFE INSURANCE COMPANY
METLIFE INVESTORS USA SEPARATE ACCOUNT A/1/ METROPOLITAN LIFE SEPARATE ACCOUNT E

          METLIFE INVESTMENT PORTFOLIO ARCHITECT/SM/--STANDARD VERSION
           METLIFE INVESTMENT PORTFOLIO ARCHITECT/SM/--C SHARE OPTION

                     Supplement dated March 2, 2017, to the
                 prospectus dated May 1, 2016 (as supplemented)

This supplement notifies you of the discontinuation of sales of the MetLife Investment Portfolio Architect--Standard Version and MetLife Investment Portfolio Architect--C Share Option variable annuity contracts issued by MetLife Investors USA Insurance Company and Metropolitan Life Insurance Company ("we," "us," or "our"). In addition, as described below, in conjunction with the discontinuation of new sales, the Blueprint Models will no longer be updated, and MetLife Advisers will no longer act as your investment adviser for the purpose of reviewing and updating the Blueprint Models.

This supplement revises and, to the extent inconsistent therewith, replaces information contained in the prospectus. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (800) 343-8496 to request a free copy.

     1.   DISCONTINUATION OF SALES AND BLUEPRINT MODELS

Effective January 20, 2017, we discontinued sales of the Investment Portfolio Architect variable annuity contract. In conjunction with the discontinuation of sales of the contract, our affiliate MetLife Advisers will not renew its contract with the independent consultant whose recommendations it follows in developing and updating the Blueprint Models, and the Blueprint Models are not expected to be updated in the future. Effective May 1, 2017, MetLife Advisers is no longer acting as investment adviser to the Blueprint Model program and therefore is no longer acting as your investment adviser in any capacity.

There is no change to your contract. You may continue to make additional Purchase Payments to your contract subject to your contract's terms. You will still have all rights and benefits under the contract, and it remains your responsibility to select or change your investment allocations among the Investment Options.

----------
/1/ You may receive this supplement after March 6, 2017. PLEASE NOTE: on
                                                         -----------
March 6, 2017, subject to regulatory approval, MetLife USA Insurance Company intends to change its name to, "Brighthouse Life Insurance Company." In connection with this change, MetLife Investors USA Separate Account A is expected to be renamed, "Brighthouse Separate Account A," and the contracts issued by MetLife Investors USA Insurance Company are expected to be respectively renamed, "Brighthouse Investment Portfolio Architect--Standard Version" and "Brighthouse Investment Portfolio Architect--C Share Option."

                                                                    SUPP-IPA0317

     2.   INVESTMENT OPTIONS

The sub-section of Investment Options under the heading, "Asset Allocation Program--Blueprint Models" is deleted and replaced in its entirety with the following:

         This program is no longer available. The Blueprint Models were separate asset allocation guidance made available in connection with the contract, at no additional charge to you, to help you allocate your Purchase Payments and Account Value among the available Investment Options. The Blueprint Models were not offered by this prospectus and are not a part of your contract.

         MetLife Advisers, LLC (MetLife Advisers), an investment adviser registered under the Investment Advisers Act of 1940, served as the investment adviser to the asset allocation program, but solely for the purpose of developing and updating the Blueprint Models. MetLife Advisers followed the recommendations of an independent third-party consultant in providing this service.

         As of April 30, 2017, MetLife Advisers no longer updates the Blueprint Models and is no longer investment adviser to the asset allocation program. You do not have to take any action, and the termination of the asset allocation program will not affect Account Value.

         Your Account Value and any subsequent Purchase Payments will continue to be allocated in accordance with the Investment Option allocation instructions you last provided until you revise them. Your registered representative can help you determine if your current Investment Option allocation continues to meet your needs and can provide you with information that may assist you in selecting and allocating among the Investment Options.

        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY


                         BRIGHTHOUSE SEPARATE ACCOUNT A



                                      AND



                       BRIGHTHOUSE LIFE INSURANCE COMPANY



        BRIGHTHOUSE INVESTMENT PORTFOLIO ARCHITECT(SM) - STANDARD VERSION

         BRIGHTHOUSE INVESTMENT PORTFOLIO ARCHITECT(SM) - C SHARE OPTION


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2017, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366, OR CALL (800) 343-8496.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2017.


SAI-0517IPAUSA
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    3
  CUSTODIAN................................................    3
  DISTRIBUTION.............................................    3
  Reduction or Elimination of the Withdrawal Charge........    5
  CALCULATION OF PERFORMANCE INFORMATION...................    5
  Total Return.............................................    5
  Historical Unit Values...................................    6
  Reporting Agencies.......................................    6
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    8
  Mortality and Expense Guarantee..........................    8
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    8
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    8
  CONDENSED FINANCIAL INFORMATION..........................   12
  FINANCIAL STATEMENTS.....................................   19

COMPANY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a wholly-owned subsidiary of Brighthouse Holdings, LLC, an intermediate holding company. Brighthouse Holdings, LLC is a wholly owned subsidiary of MetLife, Inc. ("MetLife"), a publicly-traded company. MetLife through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers.

BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


Effective following the close of business on November 14, 2014, MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife USA changed its domicile from Connecticut to the state of Delaware. As a result of the merger, MetLife USA assumed legal ownership of all of the assets of these companies, including MetLife Investors USA Separate Account A and the assets held in the separate account. MetLife USA is now responsible for administering the contracts and paying any benefits due under the contracts.


On March 6, 2017, the Company changed its name from MetLife Investors USA Insurance Company to Brighthouse Life Insurance Company.

In 2016, MetLife announced plans to pursue the separation of a substantial portion of its U.S. retail business. MetLife currently intends to separate into two separate publicly traded companies. In furtherance of this, a newly formed Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial) was formed. MetLife expects to take the first step in the separation transaction in the first half of 2017. MetLife plans to distribute at least 80.1% of Brighthouse Financial's common stock to holders of MetLife, Inc. common stock (the Distribution). MetLife expects to ultimately dispose of its remaining interest in Brighthouse Financial as soon as practicable following the Distribution, but in no event later than five years after the Distribution. MetLife expects that, following the Distribution, BLNY will no longer be a subsidiary of MetLife and will be a wholly-owned subsidiary of Brighthouse Financial.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


[TO BE UPDATED BY AMENDMENT]

The financial statements and financial highlights comprising each of the Sub-Accounts of MetLife Investors USA Separate Account A, included in this Statement of Additional Information, have been audited by [ ], an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company USA and subsidiaries (the "Company") included in this Statement of Additional Information, have been audited by [ ], an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of [ ]is[ ].



CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.



DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

The contracts are offered to the public on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.


Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of MetLife, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Prior to March 6, 2017, MetLife Investors Distribution Company (MLIDC) was the principal underwriter and distributor. MLIDC's principal business office is located at 1095 Avenue of the Americas, New York, NY 10036.


The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.




                                             Aggregate Amount of
                                             Commissions Retained
                   Aggregate Amount of       by Distributor After
                   Commissions Paid to       Payments to Selling
 Fiscal year           Distributor                  Firms
-------------     ---------------------     ---------------------
  2016            $568,161,672              $0
  2015            $568,720,128              $0
  2014            $463,545,565              $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2016 ranged from $1,469 to $13,185,322.* The amount of commissions paid to selected selling firms during 2016 ranged from $4,059 to $44,666,849. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2016 ranged from $7,831 to $66,151,990.*

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY (formerly First MetLife Investors Insurance Company) and Metropolitan Life Insurance Company.

The following list sets forth the names of selling firms that received additional compensation in 2016 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Ameriprise Financial Services, Inc.
AXA Network LLC

BBVA Compass Investment Solutions, Inc.

Cambridge Investment Research

Capital Investments Group, Inc.
Centaurus Financial, Inc.

Cetera Advisor Networks LLC

CFD Investment, Inc.
Citigroup Global Markets, Inc.

Citizens Securities

Commonwealth Financial Network

Community America Financial Solutions, LLC
CUNA Brokerage Services

CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.
Essex National Securities, Inc.

First Heartland Capital, Inc.

Founders Financial Securities, LLC
FSC Securities Corporation
Girard Securities, Inc.
H. D. Vest Investment Services, Inc.

Infinex Investments, Inc.

Invest Financial Corp.
Investacorp, Inc.

Investment Professionals, Inc.
Janney Montgomery Scott, LLC
Kestra Investment Services, LLC
Key Investment Services LLC

Lincoln Financial Advisors Corporation
Lincoln Financial Securities Corporation

Lincoln Investment Planning Inc.
LPL Financial Corp. Affiliates

Merrill Lynch, Inc.

MetLife Securities, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

National Planning Holdings
NEXT Financial Group

Parkland Securities, LLC

PFS Investments Inc.

ProEquities, Inc.

Raymond James & Associates, Inc.
RBC Wealth Management

Sigma Financial Corporation
Signator Financial Services, Inc.

Signator Investors, Inc.
Stifel, Nicolaus & Company, Incorporated

TFS Securities, Inc.

Transamerica Financial Advisors, Inc.

U.S. Bancorp Investments, Inc.

UBS Financial Services, Inc.

ValMark Securities, Inc.

Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC


There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the Investment Portfolio Architect contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.


CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised, and any applicable account fee or withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES


The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.


The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition,

VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY


A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.



MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.


3.8% MEDICARE TAX

The 3.8% Medicare tax applies to the lesser of (1) "net investment income" or
(2) the excess of the modified adjusted gross income over the applicable threshold amount, $250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately and $200,000 for single filers and will result in the following top tax rates on investment income:



 Capital Gains       Dividends       Other
---------------     -----------     ------
     23.8%            43.4%         43.4%


QUALIFIED CONTRACTS


Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA
Established by an individual, or employer as part of an employer plan.

SIMPLE
Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

Established by a for-profit employer, based on IRA accounts for each participant. Generally, Employer only contributions. If the SEP IRA permits non-SEP contributions, Employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

403(B) TAX SHELTERED ANNUITY ("TSA")
Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.

457(B) GOVERNMENTAL SPONSOR
Established by state and local governments, public schools (K-12), public colleges and universities.

457(B) NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all such investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

ADDITIONAL INFORMATION REGARDING 457(B) PLANS

A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.


403(A)
If your benefit under the 403(b) plan is worth more than $5,000, the Code requires that your annuity protect your spouse if you die before you receive any payments under the annuity or if you die while payments are being made. You may waive these requirements with the written consent of your spouse. In general, designating a Beneficiary other than your spouse is considered a waiver and requires your spouse's written consent. Waiving these requirements may cause your monthly benefit to increase during your lifetime.

Special rules apply to the withdrawal of excess contributions.

ROTH ACCOUNT
Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever you elect to:

(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS

(1)   IRA: elective contribution: $5,500; catch-up contribution: $1,000

(2)   SIMPLE: elective contribution: $12,500; catch-up contribution: $3,000

(3)   401(K): elective contribution: $18,000; catch-up contribution: $6,000

(4)   SEP/401(A): (employer contributions only)

(5)   403(B) (TSA): elective contribution: $18,000; catch-up contribution:
      $6,000

(6)   457(B): elective contribution: $18,000; catch-up contribution: $6,000


Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the greater of $54,000 or 25% of an employee's compensation for 2017.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2016. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.

[TO BE UPDATED BY AMENDMENT]



                                  1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 4)
11/19/2014 to 12/31/2014                                                                   12.825689
01/01/2015 to 12/31/2015                                                                   13.046411
------------------------------------------------------------------------------------------ ---------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK GLOBAL ALLOCATION V.I. SUB-ACCOUNT (CLASS III)
11/19/2014 to 12/31/2014                                                                   20.922710
01/01/2015 to 12/31/2015                                                                   20.719322
------------------------------------------------------------------------------------------ ---------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT (CLASS A)
11/19/2014 to 12/31/2014                                                                   17.050540
01/01/2015 to 12/31/2015                                                                   16.668523
------------------------------------------------------------------------------------------ ---------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
PERMAL ALTERNATIVE SELECT VIT SUB-ACCOUNT (CLASS II)
11/19/2014 to 12/31/2014                                                                   10.073589
01/01/2015 to 12/31/2015                                                                   10.011882
------------------------------------------------------------------------------------------ ---------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION
SUB-ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                   12.230055
01/01/2015 to 12/31/2015                                                                   12.283690
------------------------------------------------------------------------------------------ ---------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                   10.494675
01/01/2015 to 12/31/2015                                                                   10.549878
------------------------------------------------------------------------------------------ ---------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                   13.173584
01/01/2015 to 12/31/2015                                                                   13.104403
------------------------------------------------------------------------------------------ ---------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                   13.253926
01/01/2015 to 12/31/2015                                                                   13.144344
------------------------------------------------------------------------------------------ ---------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                   13.710099
01/01/2015 to 12/31/2015                                                                   13.732463
------------------------------------------------------------------------------------------ ---------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                   12.904363
01/01/2015 to 12/31/2015                                                                   12.859942
------------------------------------------------------------------------------------------ ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 4)
11/19/2014 to 12/31/2014                                                                      13.046411       2,401.8648
01/01/2015 to 12/31/2015                                                                      12.868980      15,514.9570
------------------------------------------------------------------------------------------    ---------      -----------

BLACKROCK VARIABLE SERIES FUNDS, INC.
BLACKROCK GLOBAL ALLOCATION V.I. SUB-ACCOUNT (CLASS III)
11/19/2014 to 12/31/2014                                                                      20.719322           0.0000
01/01/2015 to 12/31/2015                                                                      20.236847      34,142.9884
------------------------------------------------------------------------------------------    ---------      -----------

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
IVY FUNDS VIP ASSET STRATEGY SUB-ACCOUNT (CLASS A)
11/19/2014 to 12/31/2014                                                                      16.668523          72.8873
01/01/2015 to 12/31/2015                                                                      15.072398      12,633.4632
------------------------------------------------------------------------------------------    ---------      -----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
PERMAL ALTERNATIVE SELECT VIT SUB-ACCOUNT (CLASS II)
11/19/2014 to 12/31/2014                                                                      10.011882      32,739.2751
01/01/2015 to 12/31/2015                                                                       9.445470     648,796.0542
------------------------------------------------------------------------------------------    ---------     ------------

MET INVESTORS SERIES TRUST
AB GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS B) (FORMERLY ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION SUB-ACCOUNT (CLASS
B))
11/19/2014 to 12/31/2014                                                                      12.283690       1,623.3403
01/01/2015 to 12/31/2015                                                                      12.189171      17,809.3035
------------------------------------------------------------------------------------------    ---------     ------------

ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.549878       1,886.4484
01/01/2015 to 12/31/2015                                                                      10.306023       6,254.2724
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(Reg. TM) BALANCED ALLOCATION SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                      13.104403       1,941.3210
01/01/2015 to 12/31/2015                                                                      12.837470      40,766.5145
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(Reg. TM) GROWTH ALLOCATION SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                      13.144344           0.0000
01/01/2015 to 12/31/2015                                                                      12.870081      38,815.7080
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                      13.732463       3,385.0692
01/01/2015 to 12/31/2015                                                                      14.427798     111,803.3145
------------------------------------------------------------------------------------------    ---------     ------------

AMERICAN FUNDS(Reg. TM) MODERATE ALLOCATION SUB-ACCOUNT (CLASS C)
11/19/2014 to 12/31/2014                                                                      12.859942      19,360.3375
01/01/2015 to 12/31/2015                                                                      12.595391      17,279.6393
------------------------------------------------------------------------------------------    ---------     ------------


                                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                       NUMBER OF
                                                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                                                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                                                BEGINNING OF          END OF         OUTSTANDING AT
                                                                   PERIOD             PERIOD         END OF PERIOD
                                                              ---------------    ---------------    ---------------
AQR GLOBAL RISK BALANCED SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         11.676982          11.315616          2,531.0155
01/01/2015 to 12/31/2015                                         11.315616          10.095134         19,497.6935
----------------------------------------------------------       ---------          ---------         -----------

BLACKROCK GLOBAL TACTICAL STRATEGIES SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         11.781195          11.720044          1,815.8133
01/01/2015 to 12/31/2015                                         11.720044          11.550320         36,616.9199
----------------------------------------------------------       ---------          ---------         -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         27.093641          26.690421            460.4294
01/01/2015 to 12/31/2015                                         26.690421          25.266812         26,973.2570
----------------------------------------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         18.666632          18.913103          1,619.2490
01/01/2015 to 12/31/2015                                         18.913103          18.397973         51,391.3783
----------------------------------------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         15.135136          15.238690          1,604.4767
01/01/2015 to 12/31/2015                                         15.238690          14.427497         60,343.2498
----------------------------------------------------------       ---------          ---------         -----------

GOLDMAN SACHS MID CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         24.055745          24.530394            160.2466
01/01/2015 to 12/31/2015                                         24.530394          21.994602         17,928.7372
----------------------------------------------------------       ---------          ---------         -----------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         26.008146          25.868634            456.5310
01/01/2015 to 12/31/2015                                         25.868634          24.367664         34,633.3695
----------------------------------------------------------       ---------          ---------         -----------

INVESCO BALANCED-RISK ALLOCATION SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         10.961549          11.027445         22,663.1689
01/01/2015 to 12/31/2015                                         11.027445          10.422099         15,373.7647
----------------------------------------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         16.865687          16.893211          1,187.1778
01/01/2015 to 12/31/2015                                         16.893211          15.671523          2,890.2005
----------------------------------------------------------       ---------          ---------         -----------

INVESCO MID CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         38.267038          38.573678          1,441.5085
01/01/2015 to 12/31/2015                                         38.573678          34.638462          8,840.8520
----------------------------------------------------------       ---------          ---------         -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         26.281242          26.778822            743.8469
01/01/2015 to 12/31/2015                                         26.778822          25.968032          8,981.0400
----------------------------------------------------------       ---------          ---------         -----------

JPMORGAN CORE BOND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                          9.892217           9.943475              0.0000
01/01/2015 to 12/31/2015                                          9.943475           9.857519         30,576.6847
----------------------------------------------------------       ---------          ---------         -----------

JPMORGAN GLOBAL ACTIVE ALLOCATION SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         12.145864          12.137246          1,638.7916
01/01/2015 to 12/31/2015                                         12.137246          12.081582         35,141.3961
----------------------------------------------------------       ---------          ---------         -----------

JPMORGAN SMALL CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                         19.167127          20.030611            752.6976
01/01/2015 to 12/31/2015                                         20.030611          18.293046         10,778.8710
----------------------------------------------------------       ---------          ---------         -----------


                                  1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      17.492030
01/01/2015 to 12/31/2015                                                                      17.291817
------------------------------------------------------------------------------------------    ---------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      29.635058
01/01/2015 to 12/31/2015                                                                      29.566117
------------------------------------------------------------------------------------------    ---------

MET/ARTISAN INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.133283
01/01/2015 to 12/31/2015                                                                       9.939163
------------------------------------------------------------------------------------------    ---------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      11.199251
01/01/2015 to 12/31/2015                                                                      11.095180
------------------------------------------------------------------------------------------    ---------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.038645
01/01/2015 to 12/31/2015                                                                      10.012969
------------------------------------------------------------------------------------------    ---------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      13.787451
01/01/2015 to 12/31/2015                                                                      13.466503
------------------------------------------------------------------------------------------    ---------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      16.558022
01/01/2015 to 12/31/2015                                                                      16.508675
------------------------------------------------------------------------------------------    ---------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      12.716371
01/01/2015 to 12/31/2015                                                                      12.784040
------------------------------------------------------------------------------------------    ---------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      12.106540
01/01/2015 to 12/31/2015                                                                      12.177281
------------------------------------------------------------------------------------------    ---------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                      24.350102
01/01/2015 to 12/31/2015                                                                      24.432267
------------------------------------------------------------------------------------------    ---------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.784339
01/01/2015 to 12/31/2015                                                                      10.251227
------------------------------------------------------------------------------------------    ---------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      16.662998
01/01/2015 to 12/31/2015                                                                      15.973359
------------------------------------------------------------------------------------------    ---------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      19.076733
01/01/2015 to 12/31/2015                                                                      18.881138
------------------------------------------------------------------------------------------    ---------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      25.955567
01/01/2015 to 12/31/2015                                                                      25.636427
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      17.291817         227.8234
01/01/2015 to 12/31/2015                                                                      17.269396       6,757.3074
------------------------------------------------------------------------------------------    ---------       ----------

LORD ABBETT BOND DEBENTURE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      29.566117         843.7294
01/01/2015 to 12/31/2015                                                                      28.535390      15,968.5090
------------------------------------------------------------------------------------------    ---------      -----------

MET/ARTISAN INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                       9.939163           0.0000
01/01/2015 to 12/31/2015                                                                       9.463663       5,320.1069
------------------------------------------------------------------------------------------    ---------      -----------

MET/EATON VANCE FLOATING RATE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      11.095180       1,027.6967
01/01/2015 to 12/31/2015                                                                      10.854998      46,512.2248
------------------------------------------------------------------------------------------    ---------      -----------

MET/FRANKLIN LOW DURATION TOTAL RETURN SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.012969         470.5040
01/01/2015 to 12/31/2015                                                                       9.817209      75,844.1186
------------------------------------------------------------------------------------------    ---------      -----------

MET/TEMPLETON INTERNATIONAL BOND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      13.466503         483.0960
01/01/2015 to 12/31/2015                                                                      12.733258      42,542.4938
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE ASSET ALLOCATION 100 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      16.508675         161.6698
01/01/2015 to 12/31/2015                                                                      15.960226      51,148.8779
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE BALANCED PLUS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      12.784040       4,764.9868
01/01/2015 to 12/31/2015                                                                      12.097069      89,841.2727
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE MULTI-INDEX TARGETED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      12.177281       1,959.8603
01/01/2015 to 12/31/2015                                                                      11.868407      44,307.7630
------------------------------------------------------------------------------------------    ---------      -----------

METLIFE SMALL CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY THIRD AVENUE SMALL CAP VALUE SUB-ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                      24.432267           0.0000
01/01/2015 to 12/31/2015                                                                      22.800953       2,524.2568
------------------------------------------------------------------------------------------    ---------      -----------

MFS(Reg. TM) EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.251227           0.0000
01/01/2015 to 12/31/2015                                                                       8.716743      21,598.3953
------------------------------------------------------------------------------------------    ---------      -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      15.973359          63.2905
01/01/2015 to 12/31/2015                                                                      15.479626      10,324.5349
------------------------------------------------------------------------------------------    ---------      -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      18.881138         102.6366
01/01/2015 to 12/31/2015                                                                      17.692321      14,378.7303
------------------------------------------------------------------------------------------    ---------      -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      25.636427         848.0159
01/01/2015 to 12/31/2015                                                                      26.268820      19,673.0603
------------------------------------------------------------------------------------------    ---------      -----------


                                  1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                             ACCUMULATION
                                                                                            UNIT VALUE AT
                                                                                             BEGINNING OF
                                                                                                PERIOD
                                                                                           ---------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.464908
01/01/2015 to 12/31/2015                                                                      10.438859
------------------------------------------------------------------------------------------    ---------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      15.020469
01/01/2015 to 12/31/2015                                                                      14.834134
------------------------------------------------------------------------------------------    ---------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      17.907161
01/01/2015 to 12/31/2015                                                                      17.970051
------------------------------------------------------------------------------------------    ---------

PIONEER FUND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      27.581642
01/01/2015 to 12/31/2015                                                                      27.732879
------------------------------------------------------------------------------------------    ---------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      28.407877
01/01/2015 to 12/31/2015                                                                      28.232216
------------------------------------------------------------------------------------------    ---------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.828996
01/01/2015 to 12/31/2015                                                                      10.943929
------------------------------------------------------------------------------------------    ---------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      11.446940
01/01/2015 to 12/31/2015                                                                      11.529775
------------------------------------------------------------------------------------------    ---------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      12.338646
01/01/2015 to 12/31/2015                                                                      12.361252
------------------------------------------------------------------------------------------    ---------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS
B))
11/19/2014 to 12/31/2014                                                                      15.158474
01/01/2015 to 12/31/2015                                                                      15.122865
------------------------------------------------------------------------------------------    ---------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                      15.043216
01/01/2015 to 12/31/2015                                                                      14.983803
------------------------------------------------------------------------------------------    ---------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      77.641691
01/01/2015 to 12/31/2015                                                                      78.155812
------------------------------------------------------------------------------------------    ---------

TCW CORE FIXED INCOME SUB-ACCOUNT (CLASS B)
05/01/2015 to 12/31/2015                                                                       9.996672
------------------------------------------------------------------------------------------    ---------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      15.288016
01/01/2015 to 12/31/2015                                                                      15.470551
------------------------------------------------------------------------------------------    ---------




                                                                                                              NUMBER OF
                                                                                             ACCUMULATION    ACCUMULATION
                                                                                            UNIT VALUE AT       UNITS
                                                                                                END OF      OUTSTANDING AT
                                                                                                PERIOD      END OF PERIOD
                                                                                           --------------- ---------------
PANAGORA GLOBAL DIVERSIFIED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.438859       1,913.2732
01/01/2015 to 12/31/2015                                                                       9.734812       9,831.1578
------------------------------------------------------------------------------------------    ---------       ----------

PIMCO INFLATION PROTECTED BOND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      14.834134         103.2366
01/01/2015 to 12/31/2015                                                                      14.180068      25,881.6354
------------------------------------------------------------------------------------------    ---------      -----------

PIMCO TOTAL RETURN SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      17.970051          50.6731
01/01/2015 to 12/31/2015                                                                      17.729983      38,073.6875
------------------------------------------------------------------------------------------    ---------      -----------

PIONEER FUND SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      27.732879           0.0000
01/01/2015 to 12/31/2015                                                                      27.292429       1,212.8765
------------------------------------------------------------------------------------------    ---------      -----------

PIONEER STRATEGIC INCOME SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      28.232216           0.0000
01/01/2015 to 12/31/2015                                                                      27.413574       3,684.4178
------------------------------------------------------------------------------------------    ---------      -----------

PYRAMIS(Reg. TM) GOVERNMENT INCOME SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      10.943929         226.9926
01/01/2015 to 12/31/2015                                                                      10.843616       9,387.3476
------------------------------------------------------------------------------------------    ---------      -----------

PYRAMIS(Reg. TM) MANAGED RISK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      11.529775       2,594.8956
01/01/2015 to 12/31/2015                                                                      11.232828      52,616.8844
------------------------------------------------------------------------------------------    ---------      -----------

SCHRODERS GLOBAL MULTI-ASSET SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      12.361252       1,615.8772
01/01/2015 to 12/31/2015                                                                      12.088292      30,453.1012
------------------------------------------------------------------------------------------    ---------      -----------

SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH AND INCOME ETF SUB-ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                      15.122865           0.0000
01/01/2015 to 12/31/2015                                                                      14.627171      27,984.3850
------------------------------------------------------------------------------------------    ---------      -----------

SSGA GROWTH ETF SUB-ACCOUNT (CLASS B) (FORMERLY SSGA GROWTH ETF SUB-ACCOUNT (CLASS B))
11/19/2014 to 12/31/2014                                                                      14.983803           0.0000
01/01/2015 to 12/31/2015                                                                      14.441245      19,534.7702
------------------------------------------------------------------------------------------    ---------      -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      78.155812         731.9185
01/01/2015 to 12/31/2015                                                                      74.342775       8,645.0143
------------------------------------------------------------------------------------------    ---------      -----------

TCW CORE FIXED INCOME SUB-ACCOUNT (CLASS B)
05/01/2015 to 12/31/2015                                                                       9.857322       3,720.0313
------------------------------------------------------------------------------------------    ---------      -----------

WMC LARGE CAP RESEARCH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                                      15.470551           0.0000
01/01/2015 to 12/31/2015                                                                      15.936277       5,646.5291
------------------------------------------------------------------------------------------    ---------      -----------


                                          1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                              NUMBER OF
                                                                       ACCUMULATION       ACCUMULATION       ACCUMULATION
                                                                      UNIT VALUE AT      UNIT VALUE AT          UNITS
                                                                       BEGINNING OF          END OF         OUTSTANDING AT
                                                                          PERIOD             PERIOD         END OF PERIOD
                                                                     ---------------    ---------------    ---------------
METROPOLITAN SERIES FUND
BAILLIE GIFFORD INTERNATIONAL STOCK SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             14.038824          13.766940             1,539.7508
01/01/2015 to 12/31/2015                                             13.766940          13.287591            19,165.2891
-----------------------------------------------------------------    ---------          ---------            -----------

BARCLAYS AGGREGATE BOND INDEX SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                             16.771594          16.899628             6,283.9709
01/01/2015 to 12/31/2015                                             16.899628          16.663622           158,997.3310
-----------------------------------------------------------------    ---------          ---------           ------------

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             60.655300          61.234342                20.1726
01/01/2015 to 12/31/2015                                             61.234342          60.619091             9,713.7295
-----------------------------------------------------------------    ---------          ---------           ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             45.159308          45.620162                27.0490
01/01/2015 to 12/31/2015                                             45.620162          47.713902             3,573.9045
-----------------------------------------------------------------    ---------          ---------           ------------

BLACKROCK LARGE CAP VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             17.484469          17.655487               392.9422
01/01/2015 to 12/31/2015                                             17.655487          16.342559            13,592.4352
-----------------------------------------------------------------    ---------          ---------           ------------

BLACKROCK MONEY MARKET SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             22.304630          22.270008             1,746.4959
01/01/2015 to 12/31/2015                                             22.270008          21.971374            66,696.7698
-----------------------------------------------------------------    ---------          ---------           ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             20.271507          20.177145                68.4895
01/01/2015 to 12/31/2015                                             20.177145          22.004650            18,873.3391
-----------------------------------------------------------------    ---------          ---------           ------------

LOOMIS SAYLES SMALL CAP CORE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             55.505277          56.998285                 0.0000
01/01/2015 to 12/31/2015                                             56.998285          55.254252             2,522.3619
-----------------------------------------------------------------    ---------          ---------           ------------

MET/DIMENSIONAL INTERNATIONAL SMALL COMPANY SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             19.451971          19.226484                15.6530
01/01/2015 to 12/31/2015                                             19.226484          20.060336             3,804.1134
-----------------------------------------------------------------    ---------          ---------           ------------

METLIFE ASSET ALLOCATION 20 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             14.343810          14.358970                 0.0000
01/01/2015 to 12/31/2015                                             14.358970          14.083476            58,280.2895
-----------------------------------------------------------------    ---------          ---------           ------------

METLIFE ASSET ALLOCATION 40 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             15.147036          15.147485             9,857.6479
01/01/2015 to 12/31/2015                                             15.147485          14.783967           221,728.1128
-----------------------------------------------------------------    ---------          ---------           ------------

METLIFE ASSET ALLOCATION 60 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             15.731489          15.718682            28,503.7482
01/01/2015 to 12/31/2015                                             15.718682          15.311295           465,679.8564
-----------------------------------------------------------------    ---------          ---------           ------------

METLIFE ASSET ALLOCATION 80 SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                             16.125337          16.089458             5,178.4848
01/01/2015 to 12/31/2015                                             16.089458          15.604466           363,764.4368
-----------------------------------------------------------------    ---------          ---------           ------------


                                          1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                               NUMBER OF
                                                                              ACCUMULATION    ACCUMULATION    ACCUMULATION
                                                                             UNIT VALUE AT   UNIT VALUE AT       UNITS
                                                                              BEGINNING OF       END OF      OUTSTANDING AT
                                                                                 PERIOD          PERIOD      END OF PERIOD
                                                                            --------------- --------------- ---------------
METLIFE MID CAP STOCK INDEX SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                                       26.753704       27.147686       1,724.1436
01/01/2015 to 12/31/2015                                                       27.147686       26.066525      73,757.3681
---------------------------------------------------------------------------    ---------       ---------      -----------

METLIFE STOCK INDEX SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                                       64.245792       64.580025       2,061.1155
01/01/2015 to 12/31/2015                                                       64.580025       64.291944      57,903.1194
---------------------------------------------------------------------------    ---------       ---------      -----------

MFS(Reg. TM) VALUE SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                       23.896138       24.272023         844.7111
01/01/2015 to 12/31/2015                                                       24.272023       23.859267      26,675.3606
---------------------------------------------------------------------------    ---------       ---------      -----------

MSCI EAFE(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                                       14.640230       14.114976       5,916.5267
01/01/2015 to 12/31/2015                                                       14.114976       13.743164     128,241.1211
---------------------------------------------------------------------------    ---------       ---------     ------------

NEUBERGER BERMAN GENESIS SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                       24.608896       24.822239          26.2285
01/01/2015 to 12/31/2015                                                       24.822239       24.582443       4,625.0776
---------------------------------------------------------------------------    ---------       ---------     ------------

RUSSELL 2000(Reg. TM) INDEX SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                                       25.832982       26.873278       1,825.2312
01/01/2015 to 12/31/2015                                                       26.873278       25.310186      42,777.4876
---------------------------------------------------------------------------    ---------       ---------     ------------

T. ROWE PRICE LARGE CAP GROWTH SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                       23.877203       23.791573          42.1146
01/01/2015 to 12/31/2015                                                       23.791573       25.940124      44,110.3225
---------------------------------------------------------------------------    ---------       ---------     ------------

T. ROWE PRICE SMALL CAP GROWTH SUB-ACCOUNT (CLASS G)
11/19/2014 to 12/31/2014                                                       30.129725       30.818743          16.2684
01/01/2015 to 12/31/2015                                                       30.818743       31.167149      20,496.5968
---------------------------------------------------------------------------    ---------       ---------     ------------

VAN ECK GLOBAL NATURAL RESOURCES SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                       15.491477       13.712057         590.0605
01/01/2015 to 12/31/2015                                                       13.712057        9.096537      44,786.7279
---------------------------------------------------------------------------    ---------       ---------     ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                       30.540372       30.447372           0.0000
01/01/2015 to 12/31/2015                                                       30.447372       29.438123       2,192.7134
---------------------------------------------------------------------------    ---------       ---------     ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                       18.278045       18.295226           0.0000
01/01/2015 to 12/31/2015                                                       18.295226       18.105319       3,827.0926
---------------------------------------------------------------------------    ---------       ---------     ------------

WMC CORE EQUITY OPPORTUNITIES SUB-ACCOUNT (CLASS B)
11/19/2014 to 12/31/2014                                                       49.643129       49.998384           0.0000
01/01/2015 to 12/31/2015                                                       49.998384       50.384379       1,570.6265
---------------------------------------------------------------------------    ---------       ---------     ------------

PIMCO VARIABLE INSURANCE TRUST
PIMCO COMMODITYREALRETURN(Reg. TM) STRATEGY SUB-ACCOUNT (CLASS M)
11/19/2014 to 12/31/2014                                                        9.996674        8.677629         121.7778
01/01/2015 to 12/31/2015                                                        8.677629        6.354355      19,404.1399
---------------------------------------------------------------------------    ---------       ---------     ------------


                                     1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                                                     NUMBER OF
                                                              ACCUMULATION       ACCUMULATION       ACCUMULATION
                                                             UNIT VALUE AT      UNIT VALUE AT          UNITS
                                                              BEGINNING OF          END OF         OUTSTANDING AT
                                                                 PERIOD             PERIOD         END OF PERIOD
                                                            ---------------    ---------------    ---------------
PIMCO EMERGING MARKETS BOND SUB-ACCOUNT (CLASS M)
11/19/2014 to 12/31/2014                                        9.904852           9.549538            339.9993
01/01/2015 to 12/31/2015                                        9.549538           9.183001         26,014.7245
--------------------------------------------------------        --------           --------         -----------

PIMCO UNCONSTRAINED BOND SUB-ACCOUNT (CLASS M)
11/19/2014 to 12/31/2014                                        9.988565           9.960272            477.7642
01/01/2015 to 12/31/2015                                        9.960272           9.633602         15,710.3499
--------------------------------------------------------        --------           --------         -----------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
GLOBAL INFRASTRUCTURE SUB-ACCOUNT (CLASS II)
11/19/2014 to 12/31/2014                                       12.601893          12.488003            295.2273
01/01/2015 to 12/31/2015                                       12.488003          10.609764         16,003.8356
--------------------------------------------------------       ---------          ---------         -----------

VAN ECK VIP TRUST
VAN ECK VIP LONG/SHORT EQUITY INDEX UB-ACCOUNT (CLASS S)
11/19/2014 to 12/31/2014                                       10.012418          10.084008          1,033.4511
01/01/2015 to 12/31/2015                                       10.084008           9.636845         15,560.4143

FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are to be filed by amendment.


The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

                                     PART C

                               OTHER INFORMATION




ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS



     ---------------------------------
a.   Financial Statements
The financial statements and financial
highlights of each of the Sub-Accounts of
the Separate Account are
included in Part B hereof and include:
[to be filed by amendment]:
1.
2.
3.
4.
5.
The consolidated financial statements and
financial statement schedules of the
Company and subsidiaries are included
in Part B hereof and include: [to be
filed by amendment]:
1.
2.
3.
4.
5.
6.
7.
8.


b. Exhibits


1. (i) Certification of Restated Resolution of Board of Directors of the Metlife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)


   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (16)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the acceptance of the Separate Account (adopted September 17, 2014) (16)


2.             Not Applicable.


3. (i)(a)      Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (18)


   (i)(b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (16)


   (i)(c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015) (19)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (7)



   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) [to be filed by amendment]


   (iv) Brighthouse Securities, LLC Sales Agreement [to be filed by amendment]



4. (i) Form of Individual Flexible Purchase Payment Deferred Variable Annuity Contract (1)


   (ii)        Death Benefit Rider - Principal Protection (1)


   (iii) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (1)


   (iv)        Waiver of Withdrawal Charge for Terminal Illness Rider (1)


   (v)         Unisex Annuity Rates Rider (1)

   (vi) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company) MI - 2023 (2)


   (vii)       Individual Retirement Annuity Endorsement 8023.1 (9/02) (3)


   (viii)      Roth Individual Retirement Annuity Endorsement 9024.1 (9/02)
               (3)


   (ix)        Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (3)


   (x) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (4)


   (xi)        Fixed Account Rider 8012 (11/00) (5)


   (xii)       Form of Spousal Continuation Endorsement MLIU-GMIB (2/10)-E (6)


   (xiii)      Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (8)


   (xiv)       Form of Contract Schedule [IOVA (L-Share)] 8028-5 (6/06) (8)


   (xv)        Form of Contract Schedule [IOVA (C-Share)] 8028-5 (6/06) (8)


   (xvi) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (16)



   (xvii) Name Change Endorsement (effective March 6, 2017) (Brighthouse Life Insurance Company, formerly MetLife Insurance Company USA) 5-E132-16 (filed herewith)



5.             Form of Variable Annuity Application IOVA-APP (06/14) MIPS
               (11/14) Fs (16)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (16)


   (ii)        Copy of the Bylaws of the Company (16)



   (iii)       Copy of Certificate of Amendment to Certificate of
               Incorporation of the Company [to be filed by amendment]


   (iv)        Copy of the Amendment to the Bylaws [to be filed by amendment]



7.             Not Applicable.


8. (i)(a)      Participation Agreement among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (9)


   (i)(b) First Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (10)


   (i)(c) Amendment to Participation Agreement among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (10)


   (i)(d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (16)


   (ii)(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company,
                      MetLife Insurance Company of Connecticut (effective 08-31-
                                                                       07) (11)


   (ii)(b) Amendment to Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (10)


   (iii)(a) Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (effective 10-01-99)
               (12)


   (iii)(b) Amendment to the Participation Agreement between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (13)

   (iii)(c) Amendment to the Participation Agreement with American Funds Insurance Series (effective November 17, 2014 (16)


   (iv)(d) Eighth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated May 15, 2015 (19)


   (iv)(e) Ninth Amendment to the Participation Agreement between MetLife Insurance Company USA, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company dated November 19, 2014 (19)


   (iv) Participation Agreement among BlackRock Variable Series Funds, Inc. BlackRock Investments, LLC and MetLife Insurance Company USA (effective November 17, 2014) (16)


   (v)(a) Participation Agreement Among Ivy Funds Variable Insurance Portfolios, Waddell & Reed, Inc. and MetLife Insurance Company USA (effective November 17, 2014) (16)


   (v)(b) First Amendment to Participation Agreement with Ivy Funds Variable Insurance Portfolios (effective November 19, 2014) (17)


   (vi)(a) Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut (effective 01-01-09) (12)


   (vi)(b) Amendment to Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investors Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (14)


   (vi)(c) Amendment to Participation Agreement with Legg Mason Partners Variable Equity Trust (and Legg Mason Partners Variable Income Trust) (effective November 14, 2014) (16)


   (vii)(a) Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC dated May 1, 2001 and amendments. (12)


   (vii)(b) Amendment dated April 18, 2011 to the PIMCO Variable Insurance Trust Participation Agreement (15)


   (vii)(c) Amendment to Participation Agreement with PIMCO Variable Insurance Trust (effective November 14, 2014) (16)


   (viii)(a)   Amended and Restated Participation Agreement among The
               Travelers Insurance Company, The Travelers Life and Annuity Company, The Universal Institutional Fund, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. dated May 1, 2005 and amendment (12)


   (viii)(b) Amendment to Participation Agreement with The Universal Institutional Funds, Inc. (effective November 14, 2014) (16)



   (viii(c) Amendment No. 3 dated June 11, 2015 to the Participation Agreement dated May 1, 2005 between MetLife Insurance Company USA, The Universal Institutional Funds, Inc, Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management, Inc
               (20)



   (ix) Participation Agreement with Van Eck VIP Trust, Van Eck Securities Corporation, Van Eck Associates Corporation and MetLife Insurance Company USA (effective November 17, 2014) (16)


9.             Opinion of Counsel (16)



10. Consent of Independent Registered Public Accounting Firm [to be filed by amendment]



11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, Kieran Mullins, John L. Rosenthal, Anant Bhalla and Lynn A. Dumais (filed herewith)

------------
(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.


(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.


(4) incorporated herein by reference to Registrant's Post-Effective Amendment No. 13 to Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on September 9, 2005.


(5) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.


(6) incorporated herein by reference to Registrant's Post-Effective Amendment No. 35 to Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 22, 2010.


(7) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


(8) incorporated herein by reference to Registrant's N-4 (Files Nos. 333-197933 and 811-03365) filed electronically on August 8, 2014.


(9) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.


(10) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.


(11) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.


(12) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos.
     333-71349 and 811-09215) filed electronically on April 9, 2009.


(13) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.


(14) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.


(15) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 18 to Form N-6 (File Nos.
     333-71349 and 811-09215) filed electronically on April 5, 2012.


(16) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200323 and 811-03365) filed electronically on November 17, 2014.

   (17)incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200323 and 811-03365) filed electronically on April 15, 2015.
   (18)incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.
   (19)incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.
   (20)Incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-152232 and 811-21262) filed electronically on April 6, 2016.



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
Gragg Building                          Officer
11225 North Community House Road
Charlotte, NC 28277





Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger             Vice President
1095 Avenue of the Americas
New York, NY 10036





Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President and Chief Accounting Officer
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden     Vice President
277 Park Avenue
46th Floor
New York, NY 10172





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





Douglas Rodgers           Vice President
501 Route 22
Bridgewater, NJ 08807





Kenneth Samuelson III               Vice President
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz              Vice President and Assistant Secretary
1095 Avenue of the Americas
New York, NY 10036





Lynn Dumais               Vice President and Chief Accounting Officer
18210 Crane Nest Drive
Tampa, FL 33647

Jeffrey Halperin                    Vice President
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18210 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





Daniel Arrington                    Vice President and Secretary
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11215 North Community House Road
Charlotte, NC 28277





Janet Morgan                   Vice President, Treasury
1095 Avenue of the Americas
New York, NY 10036





Scott Peterson                 Vice President, Treasury
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Insurance Company USA under Delaware insurance law. MetLife Insurance Company USA is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc. No person is controlled by the Registrant.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 410,733 owners of qualified contracts and 171,781 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.


MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS


(a) Brighthouse Securities is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account



(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and directors of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------
Philip Beaulieu                         Vice President and Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Gerard J. Nigro                 Director and Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Myles J. Lambert                Chairman, President, Chief Executive Officer and Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Jeffrey P. Halperin                 Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Michael Davis                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Ann M. Reed                         Vice President and Chief Legal Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

(c) Prior to March 6, 2017, MetLife Investors Distribution Company ("MLIDC") was the principal underwrite and distributor. The principal business address for MLIDC is 1095 Avenue of the Americas, New York, NY 10036.


Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                                       (2)
                                                NET UNDERWRITING        (3)            (4)           (5)
                      (1)                         DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
         NAME OF PRINCIPAL UNDERWRITER             COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
---------------------------------------------- ------------------ --------------- ------------- -------------
MetLife Investors Distribution Company........ $568,161,672       $0              $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a) Registrant

(b) MetLife Annuity Operations, 27000 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266

(c) State Street Bank & Trust Company, 225 Franklin Street, Boston, MA 02110


(e) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277

(d) MetLife Investors Distribution Company, 1095 Avenue of the Americas, New York, NY 10036

(e) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277


(f) MetLife, 18210 Crane Nest Drive, Tampa, FL 33647


(g) Brighthouse Financial, One Financial Center, Boston, MA 02111


(h) MetLife, 200 Park Avenue, New York, NY 10166


ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.


                                REPRESENTATIONS

MetLife Investors USA Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this registration statement to be signed on its behalf, in the city of Charlotte, and the state of North Carolina, on the 6th day of March, 2017.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on March 6, 2017.


                           Director, Chairman of the Board, President and Chief

/s/ Eric T. Steigerwalt*   Executive Officer and a Director
--------------------------

Eric T. Steigerwalt

/s/ Myles J. Lambert*      Director and Vice President
--------------------------

Myles J. Lambert

/s/ Kieran Mullins*        Director and Executive Vice President
--------------------------

Kieran Mullins

/s/ John L. Rosenthal*     Director, Vice President and Chief Investment Officer
--------------------------

John L. Rosenthal

/s/ Anant Bhalla*          Director, Vice President and Chief Financial Officer
--------------------------

Anant Bhalla

/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
--------------------------

Lynn A Dumais




   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          March 6, 2017

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

4(xvii)   Name Change Endorsement

13        Powers of Attorney